Debt - Senior Notes - Additional Information (Detail) - USD ($)	1 Months Ended					6 Months Ended		12 Months Ended
	Nov. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Apr. 25, 2015	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013	Sep. 08, 2014
Summit Materials, LLC [Member]
Debt Instrument [Line Items]
Initial purchase price								$ 1,044,000
Proceeds from issuance of debt						$ 321,000,000	$ 242,000,000	1,748,875,000	$ 762,250,000	$ 234,681,000
Write off of deferred financing fees							$ 5,109,000	$ 12,179,000
Summit Materials, LLC [Member] | 6 1/8% Senior Notes, due 2023 [Member]
Debt Instrument [Line Items]
Senior notes, interest rate (as a percent)						6.125%		6.125%
Debt instrument maturity year								Jul. 15, 2023
Debt instrument, face amount								$ 650,000,000
Summit Materials, LLC [Member] | 10 1/2% Senior Notes, due 2020 [Member]
Debt Instrument [Line Items]
Senior notes, interest rate (as a percent)									10.50%
Debt instrument maturity year									Dec. 01, 2020
Debt instrument, face amount									$ 625,000,000
Charges on redemption								56,500,000
Write off of deferred financing fees								11,900,000
Net benefit from the write-off the original issuance premium and discount								$ 22,000,000
Summit Materials, LLC [Member] | 10 1/2% Senior Notes, due 2020 [Member] | Initial Public Offering [Member]
Debt Instrument [Line Items]
Senior notes, interest rate (as a percent)				10.50%				10.50%
Debt instrument, face amount								$ 288,200,000
Debt Instrument, redemption premium					$ 38,200,000			38,200,000
Senior Notes [Member] | Summit Materials And Summit Materials Finance Corp [Member] | 2020 Notes Additional [Member]
Debt Instrument [Line Items]
Debt instrument, face amount									260,000,000		$ 115,000,000
Proceeds from issuance of debt								409,300,000
Premium of debt instrument								34,300,000
Senior Notes [Member] | Summit Materials And Summit Materials Finance Corp [Member] | Existing Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount								250,000,000
Senior Notes [Member] | Summit Materials, LLC [Member] | Davenport Acquisition [Member]
Debt Instrument [Line Items]
Initial purchase price								$ 370,000,000
Debt instrument, amount redeemed			$ 183,000,000
Senior Notes [Member] | Summit Materials, LLC [Member] | 6 1/8% Senior Notes, due 2023 [Member]
Debt Instrument [Line Items]
Senior notes, interest rate (as a percent)								6.125%
Debt instrument maturity year								Jul. 15, 2023
Notes payable commencing date								Jan. 15, 2016
Debt instrument, face amount	$ 300,000,000
Percentage of par value of senior notes	100.00%							99.375%
Senior Notes [Member] | Summit Materials, LLC [Member] | 10 1/2% Senior Notes, due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount									$ 625,000,000
Debt instrument, amount redeemed			$ 153,800,000
Charges on redemption								$ 56,500,000
Write off of deferred financing fees								11,900,000
Net benefit from the write-off the original issuance premium and discount								$ 22,000,000
Senior Notes [Member] | Summit Materials, LLC [Member] | 10 1/2% Senior Notes, due 2020 [Member] | Initial Public Offering [Member]
Debt Instrument [Line Items]
Proceeds from 2023 notes	$ 153,800,000	$ 183,000,000		$ 288,200,000